Label	Element	Value
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GABELLI GLOBAL CONTENT & CONNECTIVITY FUND (the “Global Content & Connectivity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Content & Connectivity Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Global Content & Connectivity Fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Content & Connectivity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The Global Content & Connectivity Fund’s respective Class AAA, Class A, and Class C shares are “closed to purchases from new investors.” “Closed to purchases from new investors” means: (i) with respect to Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes, and (ii) with respect to Class C shares, neither new investors nor existing shareholders may purchase any additional shares of such class. This closure has no effect on existing shareholders’ ability to redeem shares of the Global Content & Connectivity Fund as described herein.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Content & Connectivity Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds when and if initial investments into Class A shares are reopened. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 58 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Global Content & Connectivity Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Global Content & Connectivity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Content & Connectivity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Content & Connectivity Fund’s performance. During the most recent fiscal year, the Global Content & Connectivity Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds when and if initial investments into Class A shares are reopened.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Global Content & Connectivity Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Global Content & Connectivity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Content & Connectivity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Global Content & Connectivity Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Global Content & Connectivity Fund will invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Global Content & Connectivity Fund’s investment adviser (the “Adviser”), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Content & Connectivity Fund invests primarily in common stocks of foreign and domestic small capitalization, mid capitalization, and large capitalization issuers. As a “global” fund, the Global Content & Connectivity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Content & Connectivity Fund’s total net assets is invested in securities of non‑U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management. In accordance with its existing concentration policy, the Global Content & Connectivity Fund will continue to invest at least 25% of the value of its total assets in the telecommunications-related industry, and not invest more than 25% of the value of its total assets in any other particular industry.
The companies in which the Global Content & Connectivity Fund may invest are engaged in the following products, services, or activities: telecommunications services (including data, video, voice, advanced IP‑based services, corporate networking solutions, messaging and other communication and connectivity applications based on established and emerging technologies); telecommunications infrastructure and equipment; media & entertainment (including television; radio; cable networks; filmed, live, and digital entertainment; advertising; publishing; emerging forms of digital and interactive content; eSports; and eGaming); consumer electronics; e‑commerce & information technology (including Internet software and services; application, systems, and home entertainment software; IT consulting, data processing, and technology hardware and equipment). Additional cross-industry investment focus areas include: cloud computing, The Internet of Things (“IoT”) (including solutions related to connected vehicle, connected home, smart city, smart grid), Big Data, artificial intelligence, machine learning, robotics, cybersecurity, virtual reality, augmented reality, digital convergence, biometric and wearable devices, eHealth, eGovernment, financial technology, over‑the‑top (“OTT”) content and applications, and software‑as‑a‑service (“SaaS”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Global Content & Connectivity Fund will invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Global Content & Connectivity Fund’s investment adviser (the “Adviser”), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may want to invest in the Global Content & Connectivity Fund if:

•	you are a long term investor
•	you seek growth of capital
•	you seek to diversify your investments outside the U.S.
The Global Content & Connectivity Fund’s share price will fluctuate with changes in the market value of the Global Content & Connectivity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Global Content & Connectivity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Content & Connectivity Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Content & Connectivity Fund.
In addition to the risks generally applicable to all Funds set forth in the Prospectus and SAI, investing in the Global Content & Connectivity Fund will particular involve the following risks:
•
Concentration Risk.    Because the Global Content & Connectivity Fund will invest at least 25% of its total assets in securities of companies in the telecommunications related industry, and will otherwise focus its investments in the media and information technology industries, the Global Content & Connectivity Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified. Accordingly, the Global Content & Connectivity Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

•
Equity Risk.    Equity risk is the risk that the prices of the securities held by the Global Content & Connectivity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

•
Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Recently, there have been market indicators of a rise in inflation. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

•
Coronavirus (“COVID-19”) and Global Health Events.    COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Global Content & Connectivity Fund’s performance, as well as the performance and viability of issuers in which it invests.

•
Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•
Emerging Market Risk.    Foreign securities risks are more pronounced in emerging markets. Investments in emerging markets may experience sharp price swings, as there may be less government supervision and regulation of business in such markets, and may entail risks relating to political and economic instability and expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Securities markets in emerging markets may be less liquid and developed than those in the United States, potentially making prices erratic. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. There may be little financial information available about emerging market issuers, and it may be difficult to obtain or enforce a judgment against them. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative.

•
Currency Risk.    Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Global Content & Connectivity Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global

Content & Connectivity Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.
•
Depositary Receipts.    The Global Content & Connectivity Fund may invest in non‑U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non‑U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

•
Industry Risk.     Telecommunications — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens, rapid obsolescence of products and services due to product compatibility or changing consumer preferences and strong market reactions to technological developments throughout the industry, among other things. In addition, companies in which the Global Content & Connectivity Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

Media — Companies engaged in the design, production or distribution of goods or services for the media industry may become obsolete quickly. Media companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Additionally, intellectual property rights are very important to many media companies and the expiration of intellectual property rights or other events that adversely affect a media company’s intellectual property rights may materially and adversely affect the value of its securities.
Information Technology — The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. As a result, these factors may negatively affect the performance of the Global Content & Connectivity Fund.
These risks may be heightened for telecommunications, media, and technology companies in foreign markets.
•
Growth Stock Risk.    Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

•
Issuer Risk.    The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

•
Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Content & Connectivity Fund holds, then the value of the Global Content & Connectivity Fund’s shares may decline.

•
Non-Diversification Risk.    As a non‑diversified mutual fund, more of the Global Content & Connectivity Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Content & Connectivity Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

•
Smaller Capitalization Risk.    Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Global Content & Connectivity Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Content & Connectivity Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Global Content & Connectivity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a non‑diversified mutual fund, more of the Global Content & Connectivity Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Content & Connectivity Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Global Content & Connectivity Fund by showing changes in the Global Content & Connectivity Fund’s performance from year to year and by showing how the Global Content & Connectivity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Content & Connectivity Fund’s past performance (before and after taxes) does not predict how the Global Content & Connectivity Fund will perform in the future. Updated information on the Global Content & Connectivity Fund’s results can be obtained by visiting www.gabelli.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Global Content & Connectivity Fund by showing changes in the Global Content & Connectivity Fund’s performance from year to year and by showing how the Global Content & Connectivity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Global Content & Connectivity Fund’s past performance (before and after taxes) does not predict how the Global Content & Connectivity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL CONTENT & CONNECTIVITY FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the calendar years shown in the bar chart, the highest return for a quarter was 19.01% (quarter ended June 30, 2020), and the lowest return for a quarter was (21.79)% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the years ended December 31, 2021with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Class AAA shares. Actual after‑tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After‑tax returns are shown only for Class AAA shares. Actual after‑tax returns for other classes will vary due to the differences in expenses.

GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	447
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	1,892
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	447
5 Years	rr_ExpenseExampleNoRedemptionYear05	826
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,892
2012	rr_AnnualReturn2012	10.60%
2013	rr_AnnualReturn2013	24.86%
2014	rr_AnnualReturn2014	(1.28%)
2015	rr_AnnualReturn2015	(2.48%)
2016	rr_AnnualReturn2016	2.65%
2017	rr_AnnualReturn2017	13.38%
2018	rr_AnnualReturn2018	(11.89%)
2019	rr_AnnualReturn2019	15.62%
2020	rr_AnnualReturn2020	16.42%
2021	rr_AnnualReturn2021	5.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.79%)
Past One Year	rr_AverageAnnualReturnYear01	5.17%
Past Five Years	rr_AverageAnnualReturnYear05	7.18%
Past Ten Years	rr_AverageAnnualReturnYear10	6.80%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 662
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,354
10 Years	rr_ExpenseExampleYear10	2,358
1 Year	rr_ExpenseExampleNoRedemptionYear01	662
3 Years	rr_ExpenseExampleNoRedemptionYear03	996
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,354
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,358
Past One Year	rr_AverageAnnualReturnYear01	5.16%
Past Five Years	rr_AverageAnnualReturnYear05	7.17%
Past Ten Years	rr_AverageAnnualReturnYear10	6.78%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	394
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,636
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	394
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,636
Past One Year	rr_AverageAnnualReturnYear01	5.18%
Past Five Years	rr_AverageAnnualReturnYear05	7.63%
Past Ten Years	rr_AverageAnnualReturnYear10	7.16%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	3.57%
Past Five Years	rr_AverageAnnualReturnYear05	5.73%
Past Ten Years	rr_AverageAnnualReturnYear10	5.65%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	4.16%
Past Five Years	rr_AverageAnnualReturnYear05	5.40%
Past Ten Years	rr_AverageAnnualReturnYear10	5.35%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | MSCI AC World Communication Services Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	10.82%
Past Five Years	rr_AverageAnnualReturnYear05	10.93%
Past Ten Years	rr_AverageAnnualReturnYear10	8.94%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	19.04%
Past Five Years	rr_AverageAnnualReturnYear05	14.97%
Past Ten Years	rr_AverageAnnualReturnYear10	12.44%

[1]
The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Content & Connectivity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Global Content & Connectivity Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Content & Connectivity Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2023, and may be terminated only by the Board of Directors of the Corporation (the “Board”) before such time. The Global Content & Connectivity Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Global Content & Connectivity Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.